Advisors Series Trust
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202
October 5, 2022

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:    Advisors Series Trust (the “Trust”)
Securities Act Registration No: 333-17391
    Investment Company Registration No: 811-07959

Dear Sir or Madam:

On behalf of the Trust and pursuant to paragraph (a) of Rule 485 of the Securities Act of 1933, as amended, attached herewith for filing please find the filing for the series of the Trust referenced in the attached filing.

The Trust anticipates that this filing shall become effective 60 days after filing: pursuant to Rule 485(a)(1) of the 1933 Act. At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.

This Post-Effective Amendment No. 1101 to the Registration Statement of the Trust is being filed for the purpose of converting the retail share class of the Scharf Global Opportunity Fund into an institutional share class and also to update the investment strategy disclosure for each the following series of the Trust: Scharf Fund, Scharf Multi-Asset Opportunity Fund, and Scharf Global Opportunity Fund.

If you have any questions or require further information, do not hesitate to contact me at 626-914-7363 or elaine.richards@usbank.com.

Sincerely,

ADVISORS SERIES TRUST

/s/ Elaine E. Richards

Elaine E. Richards
Secretary

cc: Domenick Pugliese, Sullivan & Worcester LLP